Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Other Payables [Abstract]
Schedule of Other Payables
	December 31
	2021	2020
	€ in thousands
Employees and payroll accruals	336	278
Government authorities	1,337	213
Forward contracts closed (1)	527	666
Deferred revenues	2,753	-
Accrued expenses connected to Manara PSP	9,782	310
Accrued expenses	5,142	2,066
Current tax	929	60
	20,806	3,593

(1)	The Company closed euro/USD forward contracts with an accumulated loss of approximately €527 thousand (approximately $596.5 thousand) that are expected to be paid in 2022.